Shareholder Report, Average Annual Return (Details) 195563_Twin Oak Active Opportunities III ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Twin Oak Active Opportunities III ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Twin Oak Active Opportunities III ETF NAV
Average Annual Return, Percent	8.77%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	8.56%
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.85%